UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-13

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Notes to Financial Statements	17-27

Financial Highlights	28

Annual Shareholder Meeting Results	29

PIMCO Corporate Income Fund Letter to Shareholders

June 1, 2007

Dear Shareholder:

We are pleased to provide you with the semiannual report for the PIMCO Corporate Income Fund (the “Fund”) for the six-months ended April 30, 2007.

The bond market delivered positive returns during the period as economic growth moderated, although a correction in the housing market caused some weakness for bonds. The Federal Reserve left the Federal Funds rate unchanged at 5.25% through the period as inflation levels continued to track somewhat higher than the central bank’s stated comfort level.

For specific information on the Fund and its performance during the reporting period, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 1

PIMCO Corporate Income Fund Performance & Statistics

(unaudited)

•   For the six months ended April 30, 2007, the Fund returned 5.24% on net asset value and 7.00% on market price.

•    The Lehman U.S. Credit and U.S. High Yield Indices generated total returns of 2.79% and 6.88%, respectively, for the six months ended April 30, 2007.

•    An overweighting to the communications sector – 18.25%

boosted returns as the sector outperformed the broad investment grade market for the six month period.

•   At April 30, 2007, a 12.39% concentration in consumer cyclicals enhanced returns, particularly an emphasis on autos, which outperformed all other consumer cyclicals.

•   Our focus on energy firms – 6.28% contributed positively as the sector outperformed for the six month period.

•   Quality bias was positive, given the Fund’s concentration in A, BBB, and BB, rated securities, which outperformed the higher tiers of the quality spectrum.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	7.00%	5.24%
1 year	13.55%	12.77%
Commencement of Operations (12/21/01) to 4/30/07	11.72%	11.15%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/21/01) to 4/30/07	Market Price	$16.00
NAV	NAV	$14.78
Market Price	Premium to NAV	8.25%
	Market Price Yield(2)	7.97%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2007.

2 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 76.8%

Airlines – 2.8%
	American Airlines, Inc., pass thru certificates,
$1,998	6.978%, 10/1/12, Ser. 01-2	Baa2/A-	$2,036,704
1,000	7.858%, 4/1/13, Ser. 01-2	Baa2/A-	1,084,125
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa2/BBB+	10,293,750
779	6.545%, 8/2/20, Ser. 99-1A	Baa2/A-	810,145
3,035	7.056%, 9/15/09, Ser. 99-2	Baa2/A-	3,139,419
2,365	9.798%, 4/1/21	Ba1/BB+	2,654,406
	United Air Lines, Inc.,
3,124	6.201%, 3/1/10, Ser. 01-1	NR/BBB	3,161,303
383	10.36%, 11/13/12, Ser. 91C (b)(e)	NR/NR	18,209
			23,198,061
Apparel & Textiles – 0.2%
1,500	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/B+	1,470,000
Automotive – 0.7%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	B1/B+	1,560,000
2,000	Auburn Hills Trust, 12.375%, 5/1/20	Baa1/BBB	3,155,236
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	1,395,000
			6,110,236
Banking – 5.7%
6,700	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	6,466,753
5,000	Colonial Bank, 9.375%, 6/1/11	Baa1/BBB-	5,696,605
	HSBC Capital Funding L.P., VRN,
3,000	4.61%, 6/27/13 (d)	A1/A	2,872,584
1,000	10.176%, 6/30/30	A1/A	1,453,142
6,450	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	6,932,615
2,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	2,321,599
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,340,171
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A-	1,904,702
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	Aa3/A	1,169,671
4,700	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	4,830,134
7,200	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	7,072,761
			47,060,737
Computer Services – 0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	1,021,547
1,500	7.125%, 10/15/09	Ba1/BBB-	1,561,784
			2,583,331
Diversified Manufacturing – 2.4%
2,000	Bombardier, Inc., 8.00%, 11/15/14 (d)	Ba2/BB	2,110,000
	Hutchison Whampoa International Ltd. (d),
3,500	6.25%, 1/24/14	A3/A-	3,662,547
500	6.50%, 2/13/13	A3/A-	528,941
185	JSG Funding PLC, 9.625%, 10/1/12	B2/B	195,638
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,055,407
£5,300	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	12,419,924
			19,972,457

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 3

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Energy – 5.7%
$5,000	Energy Transfer Partners L.P., 6.125%, 2/15/17	Baa3/BBB-	$5,132,640
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,302,852
	Kinder Morgan Energy Partners L.P.,
5,400	6.00%, 2/1/17	Baa1/BBB	5,497,049
1,000	6.50%, 2/1/37	Baa1/BBB	1,013,764
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17 (d)	Ba1/BB+	1,210,500
1,000	Peabody Energy Corp., 7.875%, 11/1/26	Ba1/BB	1,076,250
4,700	Plains All American Pipeline L.P., 6.125%, 1/15/17 (d)	Baa3/BBB-	4,826,731
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	2,990,408
2,100	Southern Natural Gas Co., 5.90%, 4/1/17 (d)	Baa3/BB	2,122,890
2,470	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)(e)	NR/D	2,433,870
736	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	721,640
	TECO Energy, Inc.,
1,800	6.75%, 5/1/15	Ba1/BB	1,919,250
550	7.50%, 6/15/10	Ba1/BB	585,750
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,238,712
			33,072,306
Entertainment – 0.4%
3,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	Ba1/BBB-	3,121,842
Financial Services – 10.8%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,154,830
8,500	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,667,178
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	2,095,000
4,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN	NR/BBB-	4,277,425
3,804	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	4,254,976
2,500	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	2,448,962
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,062,500
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,268,219
	General Motors Acceptance Corp.,
15,000	6.75%, 12/1/14	Ba1/BB+	14,813,910
5,000	6.875%, 9/15/11	Ba1/BB+	5,021,475
3,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	3,586,499
4,100	JPMorgan Chase & Co., 6.55%, 9/29/36, Ser. T	Aa3/A	4,203,218
3,900	MBNA Capital, 6.16%, 2/1/27, Ser. B, FRN	Aa2/A+	3,866,897
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	A1/BBB+	1,364,614
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	A1/BBB+	311,667
	Pemex Project Funding Master Trust,
4,350	8.00%, 11/15/11	Baa1/BBB	4,835,025
1,400	8.625%, 2/1/22	Baa1/BBB	1,768,900
3,500	9.50%, 9/15/27	NR/BBB	4,847,500
2,000	Preferred Term Securities XIII, 5.90%, 3/24/34, FRN (b)(d)(f)	Aaa/AAA	2,019,934
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	Aa3/A	6,413,128
1,100	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	A1/BBB+	1,147,587
3,720	Targeted Return Index Securities Trust, 7.548%, 5/1/16 (d)(g)	B1/B+	3,805,846
1,800	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	Aa2/AA-	1,863,689
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	1,601,250
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,037,500
			89,737,729
Food & Beverage – 1.4%
3,000	Delhaize America, Inc., 9.00%, 4/15/31	Ba1/BB+	3,669,900
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,142,500

4 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Food & Beverage (continued)
$750	Pilgrim’s Pride Corp., 7.625%, 5/1/15	B1/B	$763,125
4,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	4,190,000
			11,765,525
Healthcare & Hospitals – 1.8%
	HCA, Inc.,
550	8.36%, 4/15/24	Caa1/B-	523,116
1,000	8.70%, 2/10/10	Caa1/B-	1,048,630
5,470	9.00%, 12/15/14	Caa1/B-	5,607,713
3,500	9.25%, 11/15/16 (d)	B2/BB-	3,823,750
	Tenet Healthcare Corp.,
2,500	7.375%, 2/1/13	Caa1/CCC+	2,362,500
1,625	9.25%, 2/1/15	Caa1/CCC+	1,633,125
			14,998,834
Hotels/Gaming – 3.4%
	Caesars Entertainment, Inc.,
3,000	7.00%, 4/15/13	Baa3/BB	3,195,144
500	8.875%, 9/15/08	Ba1/B+	520,625
969	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB	987,169
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,045,000
	Hilton Hotels Corp.,
1,000	7.625%, 5/15/08	Ba1/BB+	1,023,750
1,646	8.25%, 2/15/11	Ba1/BB+	1,781,795
5,000	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,168,955
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	541,875
5,000	MGM Mirage, Inc., 8.375%, 2/1/11	B1/B+	5,331,250
2,516	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	2,931,011
5,750	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB-	5,793,125
			28,319,699
Insurance – 0.3%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	2,325,180
Metals & Mining – 1.5%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,282,318
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Ba2/BB+	6,056,871
	Vale Overseas Ltd.,
1,900	6.25%, 1/11/16	Baa3/BBB	1,955,300
1,100	6.875%, 11/21/36	Baa3/BBB	1,172,268
			12,466,757
Multi-Media – 6.4%
3,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B	3,161,250
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,732,670
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	968,765
1,500	COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	1,518,800
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11, Ser. B	B2/B+	1,036,250
1,700	7.875%, 2/15/18	B2/B+	1,778,625
6,625	8.125%, 8/15/09, Ser. B	B2/B+	6,923,125
870	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	922,200
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	510,852
5,000	9.125%, 1/15/13	Baa2/BBB+	5,874,560

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 5

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value

Multi-Media (continued)
$1,610		News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB	$1,738,832
		Rogers Cable, Inc.,
2,400		6.75%, 3/15/15	Baa3/BBB-	2,538,000
CAD	1,750	7.25%, 12/15/11	Baa3/BBB-	1,736,730
$3,000		8.75%, 5/1/32	Baa3/BBB-	3,780,000
		Time Warner Cable, Inc. (d),
230		5.85%, 5/1/17	Baa2/BBB+	231,816
230		6.55%, 5/1/37	Baa2/BBB+	233,371
12,000		Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	13,752,768
3,250		Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	3,436,875
				52,875,489
Oil & Gas – 5.8%
2,000		Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	2,064,478
1,200		CenterPoint Energy Res. Corp., 7.75%, 2/15/11	Baa3/BBB	1,301,118
3,900		Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	4,095,000
1,800		Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	2,206,507
		Dynergy-Roseton Danskammer, Inc., pass thru certificates,
1,750		7.27%, 11/8/10, Ser. A	Ba3/B	1,790,469
2,000		7.67%, 11/8/16, Ser. B	Ba3/B	2,131,250
		El Paso Corp.,
2,375		8.05%, 10/15/30	Ba3/BB-	2,731,250
2,000		10.75%, 10/1/10	Ba3/BB-	2,330,000
900		EnCana Corp., 6.50%, 8/15/34	Baa2/A-	946,342
		Gaz Capital S.A.,
800		6.212%, 11/22/16 (d)	A3/BBB	812,400
4,900		8.625%, 4/28/34	A3/BBB	6,401,850
9,200		Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,997,680
1,000		Hanover Compressor Co., 9.00%, 6/1/14	B2/B	1,085,000
802		Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	799,434
1,300		Pogo Producing Co., 8.25%, 4/15/11, Ser. B	B1/B+	1,329,250
1,000		Range Resources Corp., 7.50%, 5/15/16	B1/B	1,042,500
1,700		Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/A	1,647,059
2,350		Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BB+	2,552,805
3,000		Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	3,243,966
250		Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba1/BB+	285,000
2,000		USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,340,564
5,000		Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,242,245
		Williams Cos., Inc.,
7,000		7.50%, 1/15/31, Ser. A	Ba2/BB	7,455,000
5,000		7.875%, 9/1/21	Ba2/BB	5,562,500
2,300		XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	2,270,617
				72,664,284
Paper/Paper Products – 2.9%
5,000		Abitibi-Consolidated, Inc., 8.375%, 4/1/15	B3/B+	4,700,000
		Bowater, Inc.,
1,000		9.00%, 8/1/09	B3/B+	1,056,250
3,000		9.50%, 10/15/12	B3/B+	3,097,500
		Georgia-Pacific Corp.,
3,250		7.00%, 1/15/15 (d)	Ba3/B	3,282,500
10,500		8.00%, 1/15/24	B2/B	10,657,500
500		8.125%, 5/15/11	B2/B	530,000

6 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Paper/Paper Products (continued)
$850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba1/BB+	$815,907
			24,139,657
Pharmaceuticals – 0.3%
1,000	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,012,163
1,000	Wyeth, 6.50%, 2/1/34	A3/A	1,079,394
			2,091,557
Printing/Publishing – 0.1%
1,000	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	1,090,000
Retail – 2.5%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	B1/B	1,547,535
9,000	8.00%, 5/1/31	B1/B	9,445,635
	JC Penney Corp., Inc.,
200	6.375%, 10/15/36	Baa3/BBB-	200,003
3,000	8.125%, 4/1/27	Baa3/BBB-	3,086,091
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB	6,618,598
			20,897,862
Semi-Conductors – 0.1%
1,000	Freescale Semi-conductor, Inc., 8.875%, 12/15/14 (d)	B1/B	1,006,250
Telecommunications – 11.6%
	AT&T Corp., VRN,
792	7.30%, 11/15/11	A2/A	861,346
5,000	8.00%, 11/15/31	A2/A	6,284,010
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,938,900
1,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	1,028,750
	Citizens Communications Co.,
1,000	7.875%, 1/15/27 (d)	Ba2/BB+	1,045,000
8,000	9.25%, 5/15/11	Ba2/BB+	8,950,000
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,740,305
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10	A3/A-	10,828,370
3,000	8.25%, 6/15/30	A3/A-	3,776,313
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	5,174,320
5,000	7.995%, 6/1/36	Baa3/BBB-	5,303,695
	France Telecom S.A.,
10,000	7.75%, 3/1/11	A3/A-	10,902,300
3,000	8.50%, 3/1/31	A3/A-	3,963,096
1,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	1,073,750
	Nextel Communications, Inc.,
850	6.875%, 10/31/13, Ser. E	Baa3/BBB	874,364
2,000	7.375%, 8/1/15, Ser. D	Baa3/BBB	2,070,822
1,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	1,028,750
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	2,075,000
	Qwest Corp.,
8,860	7.20%, 11/10/26	Ba1/BB+	9,059,350
2,300	8.605%, 6/15/13, FRN	Ba1/BB+	2,527,125
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,844,945
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,606,687
			95,957,198

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 7

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Tobacco – 0.5%
$4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba2/BBB-	$4,460,340
Utilities – 7.4%
1,500	CMS Energy Corp., 8.50%, 4/15/11	Ba3/B+	1,644,375
3,128	East Coast Power LLC, 7.066%, 3/31/12, Ser. B	Baa3/BBB-	3,227,912
	Entergy Gulf States, Inc.,
400	5.25%, 8/1/15	Baa3/BBB+	382,550
3,100	6.09%, 12/8/08, FRN (d)	Baa3/BBB+	3,109,133
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,120,538
3,960	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	4,019,400
4,375	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,834,375
2,150	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	2,230,625
3,339	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	Ba2/BB	3,683,556
2,000	Nevada Power Co., 5.875%, 1/15/15, Ser. L	Ba1/BB+	2,025,178
2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,263,200
6,000	PSEG Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	6,525,000
8,000	PSEG Power LLC, 8.625%, 4/15/31	Baa1/BBB	10,213,720
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa2/BBB-	3,575,299
			49,854,861
Waste Disposal – 1.8%
4,000	Allied Waste North America, Inc., 7.25%, 3/15/15	B1/BB	4,130,000
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,253,260
5,000	7.375%, 8/1/10	Baa3/BBB	5,309,535
			14,692,795
Total Corporate Bonds & Notes (cost-$617,532,362)			635,932,987

SOVEREIGN DEBT OBLIGATIONS – 5.1%

Brazil – 2.2%
	Federal Republic of Brazil,
13,454	8.00%, 1/15/18	Ba2/BB	15,303,925
1,250	10.125%, 5/15/27	Ba2/BB	1,857,500
755	10.50%, 7/14/14	Ba2/BB	977,725
			18,139,150
Guatemala – 0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB	1,740,000
Panama – 1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,520,500
4,470	9.625%, 2/8/11	Ba1/BB	5,118,150
			8,638,650
Russia – 1.1%
	Russian Federation,
7,325	7.50%, 3/31/30, VRN	Baa2/BBB+	8,336,711
867	8.25%, 3/31/10	Baa2/BBB+	907,425
			9,244,136
South Africa – 0.4%
	Republic of South Africa,
120	7.375%, 4/25/12	Baa1/BBB+	131,100
2,600	9.125%, 5/19/09	Baa1/BBB+	2,798,250
			2,929,350

8 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Ukraine – 0.1%
$1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	$1,085,300
Total Sovereign Debt Obligations (cost-$38,871,986)			41,776,586

U.S. GOVERNMENT AGENCY SECURITIES – 3.5%
	Fannie Mae,
560	6.957%, 11/1/35, FRN, MBS	Aaa/AAA	580,840
228	7.00%, 2/1/29, MBS	Aaa/AAA	238,464
109	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	112,151
68	7.00%, 1/1/32, MBS	Aaa/AAA	71,651
1,482	7.00%, 6/1/32, MBS	Aaa/AAA	1,530,797
116	7.00%, 10/1/32, MBS	Aaa/AAA	119,922
122	7.00%, 11/1/32, MBS	Aaa/AAA	125,472
313	7.00%, 12/1/32, MBS	Aaa/AAA	322,941
122	7.00%, 1/1/33, MBS	Aaa/AAA	125,725
166	7.00%, 2/1/33, MBS	Aaa/AAA	170,741
414	7.00%, 3/1/33, MBS	Aaa/AAA	426,644
1,510	7.00%, 5/1/33, MBS	Aaa/AAA	1,556,746
54	7.00%, 6/1/33, MBS	Aaa/AAA	55,478
130	7.00%, 7/1/33, MBS	Aaa/AAA	135,002
355	7.00%, 1/1/34, MBS	Aaa/AAA	368,812
749	7.00%, 3/1/34, MBS	Aaa/AAA	780,028
268	7.00%, 9/1/34, MBS	Aaa/AAA	276,913
1,571	7.00%, 4/1/35, MBS	Aaa/AAA	1,624,819
736	7.00%, 6/1/35, MBS	Aaa/AAA	761,645
2,058	7.00%, 10/1/35, MBS	Aaa/AAA	2,129,847
2,489	7.00%, 2/1/36, MBS	Aaa/AAA	2,576,814
68	7.00%, 9/25/41, CMO	Aaa/AAA	69,562
1,204	7.00%, 12/25/41, CMO	Aaa/AAA	1,240,672
32	7.50%, 12/25/19, CMO	Aaa/AAA	33,523
272	7.50%, 5/1/22, MBS	Aaa/AAA	285,052
14	7.50%, 6/25/30, CMO	Aaa/AAA	15,023
258	7.50%, 12/1/33, MBS	Aaa/AAA	268,808
63	7.50%, 11/25/40, CMO	Aaa/AAA	65,029
127	7.50%, 5/25/42, CMO	Aaa/AAA	132,019
5,882	7.50%, 12/25/45, CMO	Aaa/AAA	6,209,940
29	8.00%, 7/18/27, CMO	Aaa/AAA	30,212
5,927	8.00%, 12/25/45, CMO	Aaa/AAA	6,327,337
	Freddie Mac,
84	7.50%, 11/1/19, MBS	Aaa/AAA	87,121
26	8.00%, 9/15/26, CMO	Aaa/AAA	26,628
7	9.50%, 5/15/21, CMO	Aaa/AAA	7,263
Total U.S. Government Agency Securities (cost-$28,589,282)			28,889,641

MORTGAGE-BACKED SECURITIES – 1.9%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	3,601,529
	GSMPS Mortgage Loan Trust, CMO (d),
3,255	7.50%, 6/19/27	NR/NR	3,374,469
81	7.50%, 6/19/32	NR/NR	84,410
3,355	7.50%, 6/25/43	NR/NR	3,405,115

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 9

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
$2,805	7.116%, 12/15/30	A3/A-	$3,019,530
2,000	7.323%, 2/15/30	Baa1/BBB+	2,078,717
75	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	76,754
Total Mortgage-Backed Securities (cost-$15,620,051)			15,640,524

MUNICIPAL BONDS (d)(j) – 2.9%

New Jersey – 2.9%
	Tobacco Settlement Financing Corp. Rev.,
8,480	5.75%, 6/1/32	Aaa/AAA	9,056,386
5,090	6.125%, 6/1/24	Aaa/AAA	5,446,453
8,480	6.375%, 6/1/32	Aaa/AAA	9,634,721
Total Municipal Bonds (cost-$21,318,971)			24,137,560

SENIOR LOANS (a)(b)(c) – 0.9%

Containers & Packaging – 0.1%
	Smurfit-Stone Container,
131	5.215%, 11/1/10		132,134
215	7.355%, 11/1/11, Term C		216,613
100	7.375%, 11/1/10, Term C		100,995
518	7.375%, 11/1/11, Term B		522,292
			972,034
Energy – 0.2%
	AES Corp., Term B,
714	7.19%, 4/30/08		718,974
714	7.50%, 8/10/11		718,973
			1,437,947
Entertainment – 0.1%
500	Shackleton Crean Event Management, 12.875%, 8/1/08		500,000

Healthcare & Hospitals – 0.4%
2,992	HCA, Inc., 7.60%, 11/17/13, Term B		3,027,276

Printing/Publishing – 0.1%
	Dex Media East LLC, Term B,
93	6.84%, 5/8/09		92,815
154	6.85%, 5/8/09		153,778
1,011	6.86%, 5/8/09		1,012,290
			1,258,883
Total Senior Loans (cost-$7,137,182)			7,196,140

PREFERRED STOCK – 0.4%

Shares
Financial Services – 0.4%
	Fresenius Medical Care Capital Trust II,
3,400	7.875%, 2/1/08, UNIT (cost-$3,674,550)	B1/B+	3,455,250

10 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS – 8.5%

Sovereign Debt Obligations – 2.0%
France – 2.0%
	France Treasury Bill, BTF,
€700	3.648%, 5/16/07	NR/NR	$953,873
€2,000	3.649%, 5/16/07	NR/NR	2,725,349
€9,420	3.685%, 5/31/07	NR/NR	12,816,462
Total Sovereign Debt Obligations (cost-$15,919,993)			16,495,684
U.S. Treasury Bills (h) – 1.4%
$12,125	4.95%-5.04%, 5/31/07-6/14/07 (cost-$12,062,351)		12,062,351
Corporate Notes – 1.4%
Energy – 0.5%
4,000	CenterPoint Energy Res. Corp., 6.50%, 2/1/08	Baa3/BBB	4,030,556
Financial Services – 0.0%
500	Redwood Capital IX Ltd., 11.60%, 1/9/08, Ser. A, FRN (b)(d)(f)	Ba2/NR	505,175
Utilities – 0.9%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(f)	Baa2/BBB-	502,199
564	East Coast Power LLC, 6.737%, 3/31/08, Ser. B	Baa3/BBB-	568,283
2,000	Potomac Electric Power, 6.25%, 10/15/07	Baa1/BBB+	2,007,992
1,956	PSEG Energy Holdings LLC, 8.625%, 2/15/08	Ba3/BB-	2,000,010
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	Baa3/BB-	2,001,242
			7,079,726
Total Corporate Notes (cost-$11,534,490)			11,615,457
Commercial Paper – 1.0%
Banking – 1.0%
8,000	Total Finance, 5.29%, 5/1/07 (cost-$8,000,000)	P1/A1+	8,000,000
Repurchase Agreements – 2.7%
21,000	Lehman Brothers, Inc., dated 4/30/07, 5.06%, due 5/1/07, proceeds $21,002,952; collateralized by U.S. Treasury Inflation Indexed Bond, 0.875%, due 4/15/10, valued at $21,467,633 including accrued interest		21,000,000
873	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $873,119; collateralized by Federal Home Loan Bank, 4.125%, due 4/18/08, valued at $891,675 including accrued interest		873,000
Total Repurchase Agreements (cost-$21,873,000)			21,873,000
Total Short-Term Investments (cost-$69,389,834)			70,046,492

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Contracts/ Notional Amount		Value
OPTIONS PURCHASED (i) – 0.0%
Call Options—0.0%
58,700,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.66%, expires 2/21/08 (b)	$315,388
Put Options—0.0%
58,700,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 5.84%, expires 2/21/08 (b)	164,468
	Financial Future Euro—90 day (CME),
306	strike price $91, expires 9/17/07	1
3	strike price $91.25, expires 12/17/07	–
140	strike price $91.50, expires 9/17/07	–
722	strike price $91.75, expires 12/17/07	2
1,406	strike price $91.75, expires 3/17/08	3
90	strike price $92, expires 3/17/08	–
329	strike price $92.25, expires 12/17/07	1
383	strike price $92.75, expires 3/17/08	1
		164,476
Total Options Purchased (cost-$678,534)		479,864
Total Investments (cost-$802,812,752) – 100.0%		$827,555,044

Notes to Schedule of Investments:
(a)		Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,196,140, representing 0.87% of total investments.
(b)		Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)		Security in default.
(f)		Fair-valued security. Securities with an aggregate value of $3,027,308, representing 0.4% of total investments, have been fair valued.
(g)		Credit-linked trust certificate.
(h)		All or partial amount segregated as collateral for futures contracts and/or options written.
(i)		Non-income producing.
(j)

Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

12 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2007 (unaudited) (continued)

Glossary:
	£-	British Pound
	€-	Euro
BTF	-	French fixed treasury bills issued for less than one year.
CAD	-	Canadian Dollar
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2007.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Security
NR	-	Not Rated
OTC	-	Over the Counter
UNIT	-	More than one class of securities traded together.
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2007.

See accompanying Notes to Financial Statements. | 4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 13

PIMCO Corporate Income Fund Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments, at value (cost-$802,812,752)	$827,555,044
Cash (including foreign currency of $6,524,741 with a cost of $6,433,545)	6,780,174
Unrealized appreciation on swaps	40,704,620
Interest receivable	14,644,739
Receivable for investments sold	6,871,941
Premium for swaps purchased	4,070,524
Receivable for variation margin on futures contracts	1,546,613
Unrealized appreciation on forward foreign currency contracts	46,259
Prepaid expenses	50,991
Total Assets	902,270,905

Liabilities:
Unrealized depreciation on swaps	40,977,100
Payable for floating rate notes issued	10,660,000
Dividends payable to common and preferred shareholders	4,065,914
Premium for swaps sold	3,891,130
Payable for investments purchased	2,630,755
Investment management fees payable	410,689
Unrealized depreciation of forward foreign currency contracts	337,556
Interest payable	171,856
Accrued expenses	904,608
Total Liabilities	64,049,608
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 12,000 shares issued and outstanding)	300,000,000
Net Assets Applicable to Common Shareholders	$538,221,297

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 36,404,264 shares issued and outstanding)	$364
Paid-in-capital in excess of par	517,344,200
Dividends in excess of net investment income	(8,680,506)
Accumulated net realized gain	3,727,694
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	25,829,545
Net Assets Applicable to Common Shareholders	$538,221,297
Net Asset Value Per Common Share	$14.78

14 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Investment Income:
Interest	$ 26,218,448
Facility and other fee income	220,739
Dividends	133,875
Total Investment Income	26,573,062

Expenses:
Investment management fees	3,238,006
Auction agent fees and commissions	379,293
Interest expense	342,252
Custodian and accounting agent fees	122,576
Shareholder communications	67,015
Audit and tax services	52,716
Trustees’ fees and expenses	28,802
Transfer agent fees	20,109
Legal fees	13,197
New York Stock Exchange listing fees	12,603
Investor relations	7,421
Insurance expense	6,483
Miscellaneous	11,731
Total expenses	4,302,204
Less: investment management fees waived	(826,979)
custody credits earned on cash balances	(5,001)
Net expenses	3,470,224

Net Investment Income	23,102,838

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,585,838
Futures contracts	(643,839)
Options written	2,832,150
Swaps	837,123
Foreign currency transactions	(1,861,016)
Net change in unrealized appreciation/depreciation of:
Investments	4,093,772
Futures contracts	(1,406,144)
Options written	(1,664,011)
Swaps	3,270,367
Foreign currency transactions	767,765
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps and foreign currency transactions	11,812,005
Net Increase in Net Assets Resulting from Investment Operations	34,914,843

Dividends on Preferred Shares from Net Investment Income	(7,570,133)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$ 27,344,710

See accompanying Notes to Financial Statements. | 4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 15

PIMCO Corporate Income Fund	Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six months ended April 30, 2007 (unaudited)	Year Ended October 31, 2006
Investment Operations:
Net investment income	$ 23,102,838	$ 51,303,169
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	6,750,256	10,333,072
Net change in unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	5,061,749	5,461,611
Net increase in net assets resulting from investment operations	34,914,843	67,097,852
Dividends on Preferred Shares from:
Net investment income	(7,570,133)	(13,837,292)
Net increase in net assets applicable to common shareholders resulting from investment operations	27,344,710	53,260,560
Dividends and Distributions to Common Shareholders from:
Net investment income	(23,168,940)	(48,394,877)
Net realized gains	(3,368,998)	–
Total dividends and distributions to common shareholders	(26,537,938)	(48,394,877)
Capital Share Transactions:
Reinvestment of dividends and distributions	2,310,160	4,510,827
Total increase in net assets applicable to common shareholders	3,116,932	9,376,510
Net Assets Applicable to Common Shareholders:
Beginning of period	535,104,365	525,727,855
End of period (including dividends in excess of net investment income of $8,680,506 and $1,044,271, respectively)	$538,221,297	$535,104,365

Common Shares Issued in Reinvestment of Dividends and Distributions	151,193	307,184

16 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Income Fund (the “Fund”), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s primary investment objective is to seek high current income with capital preservation and capital appreciation as secondary objectives by investing at least 80% of its total assets in a diversified portfolio of U.S. dollar-denominated corporate debt obligations and of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by April 30, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments including over-the-counter options are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 17

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. At April 30, 2007, no Senior Loans were fair valued. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

18 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/ depreciation on the Statement of Operations.

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 19

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) Interest Rate/Credit Default Swaps (continued)

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/ delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

20 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Fund invests in RIBs and RITEs (“Inverse Floaters’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Fund sells a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Fund simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Fund provides the Fund with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s “Statement of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Fund may also invest in inverse floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond (s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an investment in Fixed Rate Bonds. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage.

The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. The Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Fund is exempt from registration under Rule 144A of the Securities Act of 1933.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(p) Interest Expense

Relates to the Fund’s liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

2. Investment Manager/Sub-Adviser

The Fund has entered an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 21

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

2. Investment Manager/Sub-Adviser (continued)

outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee at the annual rate of 0.20% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006. On January 1, 2007, the contractual fee waiver was reduced to 0.15% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding through December 31, 2007, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC, (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser based upon a percentage of average net assets, inclusive of net assets attributable to any preferred shares that may be outstanding in return for its services.

3. Investment in Securities

For the six months ended April 30, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $140,908,892 and $138,832,537, respectively. Purchases and sales in U.S. government obligations were $0 and $4,594,485, respectively.

(a) Futures contracts outstanding at April 30, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	1,584	$377,467	6/16/08	$1,354,306
	Financial Future Euro – 90 day	286	68,193	9/15/08	76,857
	Financial Future Euro – 90 day	750	178,838	12/15/08	41,002
	Financial Future Euro – 90 day	1,197	285,365	3/16/09	134,663
	Financial Future Euro – 90 day	1,325	315,714	6/15/09	99,375
	U.S. Treasury Bond Futures	538	60,122	6/30/07	(729,923)
					$ 976,280

(b) Transactions in options written for the six months ended April 30, 2007:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	1,638,000,000	$5,814,900
Options terminated in closing purchase transactions	(1,638,000,000)	(5,814,900)
Options outstanding, April 30, 2007	–	$0

(c) Credit default swaps contracts outstanding at April 30, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Dow Jones CDX	$ 13,500	12/20/16	(0.65)%	$76,022
Ford Motor Credit	5,000	6/20/07	2.70%	31,117
Transocean	1,000	6/20/12	(0.27)%	(22)

22 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank
Centex	$ 3,000	3/20/12	(0.45)%	$ 108,485
Centex	2,500	3/20/12	(0.55)%	79,262
Mattel	1,900	6/20/12	(0.33)%	(467)
MeadWestvaco	500	6/20/12	(0.51)%	2,447
Pulte Homes	1,900	3/20/12	(0.67)%	51,069
Bear Stearns
EnCana	3,000	9/20/09	0.53%	32,331
Ford Motor Credit	4,000	6/20/10	5.60%	373,489
GMAC	5,000	6/20/07	4.65%	55,660
International Paper	600	6/20/12	(0.46)%	(2,217)
Weyerhaeuser	300	6/20/12	(0.48)%	380
BNP Paribas Bank
Masco	1,700	3/20/17	(0.95)%	8,714
Citigroup
Freeport-McMoran	2,000	6/20/12	1.00%	9,978
Nabors Industries	800	6/20/12	(0.48)%	(607)
Credit Suisse First Boston
Chesapeake Energy	3,000	6/20/12	1.01%	(4,274)
GMAC	7,000	12/20/10	5.22%	849,302
Lennar	1,700	3/20/17	(0.95)%	75,611
Quest Holding	7,000	12/20/10	4.56%	848,586
Staples	1,500	6/20/12	(0.28)%	2,413
Deutsche Bank
Chesapeake Energy	2,000	6/20/12	1.05%	1,100
Chesapeake Energy	1,600	3/20/14	1.32%	(1,561)
Diamond Offshore	1,000	6/20/12	(0.23)%	(266)
FirstEnergy Corp.	1,200	6/20/12	(0.50)%	1,803
FirstEnergy Corp.	700	6/20/12	(0.53)%	(31)
Noble Energy	1,000	6/20/12	(0.51)%	594
Transocean	1,900	6/20/12	(0.28)%	(520)
Goldman Sachs
Anadarko Petroleum	6,500	3/20/08	0.15%	3,250
AutoZone	1,200	6/20/12	(0.34)%	(2,486)
Bombardier	3,000	12/20/10	4.05%	326,122
Centex	1,300	3/20/17	(0.85)%	86,800
ConAgra Food	1,000	6/20/12	(0.30)%	(1,542)
Dow Jones CDX	18,300	6/20/12	0.35%	(1,789)
Dow Jones CDX	4,000	12/20/16	(0.65)%	26,021
Federated BP	400	6/20/12	(0.53)%	(701)
Ford Motor Credit	1,000	6/20/07	3.00%	7,000
Kohls	1,200	6/20/12	(0.22)%	(1,290)
Pulte Homes	1,300	3/20/17	(0.86)%	86,725
V.F. Corp.	1,200	6/20/12	(0.22)%	(744)
Weyerhaeuser	1,300	3/20/17	(1.02)%	(8,566)

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 23

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs
Whirlpool	$ 300	6/20/12	(0.63)%	$ (2,453)
HSBC Bank
Ford Motor Credit	5,000	6/20/07	2.67%	30,728
Ford Motor Credit	1,000	6/20/07	2.70%	6,223
JPMorgan Chase
American International Group	5,100	6/20/10	0.35%	40,939
Ford Motor Credit	10,000	6/20/07	3.10%	71,734
MeadWestvaco	600	6/20/12	(0.53)%	2,403
Republic of Panama	4,500	3/20/09	0.30%	4,978
Lehman Brothers
Chesapeake Energy	1,900	3/20/14	1.16%	(19,327)
DR Horton	2,300	3/20/12	(0.71)%	56,456
Federative Republic of Brazil	1,500	2/20/17	1.51%	47,286
Lennar	2,300	6/20/12	(1.13)%	4,314
Nabors Industries	2,600	6/20/12	(0.47)%	(102)
Nordstrom	700	6/20/12	(0.18)%	(61)
Pemex	2,700	3/20/09	0.34%	1,142
Proctor & Gamble	5,000	9/20/08	0.07%	3,279
Reynolds American	2,000	6/20/12	1.00%	(3,417)
Toll Brothers	1,300	3/20/17	(1.20)%	43,022
United Mexican States	2,600	3/20/09	0.24%	2,424
Merrill Lynch
Ford Motor Credit	5,000	6/20/07	2.80%	32,412
Ford Motor Credit	2,000	6/20/07	3.45%	16,332
Lennar	1,800	3/20/12	(0.58)%	40,341
Reliant Energy	2,000	12/20/10	2.80%	81,265
Russian Federation	5,000	7/20/07	0.40%	8,307
Toll Brothers	2,000	3/20/12	(0.89)%	18,919
Vale Overseas	3,000	4/20/12	0.50%	3,401
Morgan Stanley
Darden Restaurants	1,300	6/20/12	(0.49)%	10,621
Ford Motor Credit	1,000	6/20/07	3.40%	8,036
Ford Motor Credit	2,000	6/20/07	3.75%	17,886
Ford Motor Credit	5,000	9/20/10	4.05%	243,697
Liz Claiborne	1,300	6/20/12	(0.48)%	(1,053)
MGM	7,000	12/20/10	2.55%	375,625
Noble Energy	1,000	6/20/12	(0.52)%	(44)
Office Depot	1,200	6/20/12	(0.45)%	2,311
Reliant Energy	5,000	12/20/10	2.90%	219,827
Republic of Indonesia	2,600	3/20/09	0.46%	3,964
Republic of Peru	2,600	3/20/09	0.32%	119
Russian Federation	5,000	6/20/07	0.39%	8,840
Russian Federation	1,900	3/20/09	0.31%	1,479
Ukraine	2,600	3/20/09	0.66%	4,656
Whirlpool	1,300	3/20/17	(0.78)%	14,901

24 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland
Newell Rubbermaid	$800	6/20/12	(0.23)%	$996
Pulte Homes	3,000	3/20/12	(0.46)%	108,442
UBS
Anadarko Petroleum	6,000	9/20/07	0.15%	2,476
Diamond Offshore	2,400	6/20/12	(0.22)%	(45)
DR Horton	2,000	6/20/12	(1.37)%	(833)
Ford Motor Credit	1,000	6/20/07	3.35%	7,814
International Paper	500	6/20/12	(0.45)%	(1,603)
Weyerhaeuser	500	6/20/12	(0.45)%	1,353
				$4,637,208

(d) Interest rate swap agreements outstanding at April 30, 2007:

				Rate Type
		Notional		Payments	Payments	Unrealized
		Amount	Termination	Made by	Received by	Appreciation
Swap Counterparty		(000)	Date	Fund	Fund	(Depreciation)
Barclays Bank		$160,000	6/21/25	5.70%	3-Month LIBOR	$ (2,936,880)
Barclays Bank		160,000	6/21/25	3-Month LIBOR	5.70%	6,232,197
Goldman Sachs	MXN	56,800	11/4/16	28-Day Mexico	8.17%	(32,405)
				Interbank TIIE
				Banxico
HSBC Bank		£10,200	12/15/35	4.00%	6-Month LIBOR	758,608
Lehman Brothers		$680,000	12/18/24	3-Month LIBOR	5.70%	27,815,029
Lehman Brothers		700,000	12/18/24	5.77%	3-Month LIBOR	(37,951,794)
Royal Bank of Scotland		393,800	2/25/17	4.66%	3-Month LIBOR	481,383
Royal Bank of Scotland		393,800	2/25/17	3-Month LIBOR	4.66%	724,174
						$(4,909,688)

£—British Pound

LIBOR—London Inter-bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

The Fund received $6,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 25

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2007:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
		Origination Date	April 30, 2007	(Depreciation)
Purchased:	¥ 499,718,000 settling 5/15/07	$ 4,152,620	$ 4,190,210	$37,590
Sold:	£ 8,557,000 settling 5/17/07	16,925,746	17,111,292	(185,546)
	1,750,000 Canadian Dollar settling 5/17/07	1,512,629	1,584,297	(71,668)
	€ 12,197,000 settling 5/24/07	16,582,127	16,662,469	(80,342)
	¥ 48,500,000 settling 5/15/07	415,349	406,680	8,669
				$(291,297)

£—British Pound

€—Euros

¥—Japanese Yen

4. Income Tax Information

The cost basis of portfolio securities of $802,812,752 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $29,772,288; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,029,996; net unrealized appreciation for federal income tax purposes is $24,742,292.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended April 30, 2007, the Fund received $4,444,180 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

5. Auction Preferred Shares

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-tern capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended April 30, 2007, the annualized dividend rate ranged from:

	High	Low	At April 30, 2007
Series M	5.30%	4.87%	5.24%
Series T	5.26%	4.945%	5.25%
Series W	5.30%	4.95%	5.25%
Series TH	5.30%	4.97%	5.20%
Series F	5.30%	4.95%	5.20%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

26 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Notes to Financial Statements

April 30, 2007 (unaudited)

6. Subsequent Common Dividend Declarations

On May 1, 2007, a dividend of $0.10625 per share was declared to common shareholders payable June 1, 2007 to shareholders of record on May 11, 2007.

On June 1, 2007 a dividend of $0.10625 per share was declared to common shareholders payable July 2, 2007 to shareholders of record on June 11, 2007.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

4.30.07 | PIMCO Corporate Income Fund Semi-Annual Report 27

PIMCO Corporate Income Fund Financial Highlights For a share of common stock outstanding throughout each period:

	Six months ended April 30, 2007	Year ended October 31,				For the period December 21, 2001* through October 31,
	(unaudited)	2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.76	$14.63	$15.58	$15.38	$12.25	$14.33	**
Investment Operations:
Net investment income	0.64	1.42	1.30	1.33	1.55	1.12	(1)
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.32	0.43	(0.46)	0.73	3.18	(2.00)
Total from investment operations	0.96	1.85	0.84	2.06	4.73	(0.88)
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.21)	(0.38)	(0.23)	(0.10)	(0.11)	(0.11)
Net realized gains	–	–	(0.01)	(0.01)	–	–
Total dividends and distributions on preferred shares	(0.21)	(0.38)	(0.24)	(0.11)	(0.11)	(0.11)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.75	1.47	0.60	1.95	4.62	(0.99)
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.64)	(1.34)	(1.28)	(1.41)	(1.38)	(0.96)
Net realized gains	(0.09)	–	(0.27)	(0.34)	(0.11)	–
Total dividends and distributions to common shareholders	(0.73)	(1.34)	(1.55)	(1.75)	(1.49)	(0.96)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–	–	–	–	–	(0.03	)(1)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–	–	–	–	–	(0.10	)(1)
Total capital share transactions	–	–	–	–	–	(0.13)
Net asset value, end of period	$14.78	$14.76	$14.63	$15.58	$15.38	$12.25
Market price, end of period	$16.00	$15.68	$14.92	$15.46	$15.43	$13.24
Total Investment Return (2)	7.00%	15.08%	6.92%	12.32%	29.29%	(5.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$538,221	$535,104	$525,728	$556,515	$544,454	$429,982
Ratio of expenses to average net assets including interest expense (3)(4)(5)(6)	1.31%#	1.16%	1.12%	1.12%	1.15%	1.07	%#
Ratio of expenses to average net assets excluding interest expense (3)(4)(6)	1.18%#	1.13%	1.12%	1.12%	1.15%	1.07	%#
Ratio of net investment income to average net assets (3)(6)	8.73%#	9.83%	8.54%	8.95%	10.90%	9.83	%#
Preferred shares asset coverage per share	$69,822	$69,566	$68,791	$71,365	$70,367	$60,826
Portfolio turnover	19%	30%	108%	74%	63%	77%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
#	Annualized.
(1)	Calculated based on average daily shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(5)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.
(6)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.32%, 0.32%, 0.31%, 0.31%, 0.32%, and 0.30% for the six months ended April 30, 2007, the years ended October 31, 2006, October 31, 2005, October 31, 2004 and for the period December 21, 2001(commencement of operations) through October 31, 2002, respectively.

28 PIMCO Corporate Income Fund Semi-Annual Report | 4.30.07

PIMCO Corporate Income Fund Annual Shareholder Meetings Results (unaudited)

The Fund held its annual meeting of shareholders on March 13, 2007. Shareholders voted to re-elect Paul Belica and John J. Dalessandro II* and elect William B. Ogden IV and John C. Maney as trustees as indicated below.

	Affirmative	Withheld Authority
Re-election of Paul Belica – Class II to serve until 2010	27,147,494	63,796
Re-election of John J. Dalessandro II* – Class II to serve until 2010	10,418,000	57
Election of John C. Maney – Class III to serve until 2008	27,149,566	61,724
Election of William B. Ogden IV – Class I to serve until 2009	27,155,936	55,354
Robert E. Connor, Hans W. Kertess* and R. Peter Sullivan III continue to serve as Trustees of the Fund.

*  Preferred Shares Trustee

3.31.05 | PIMCO High Income Fund Annual Report 29

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Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden IV	Kathleen A. Chapman
Trustee	Assistant Secretary
R. Peter Sullivan III	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On April 12, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May yet Be Purchased Under the Plans or Programs
November 2006	N/A	14.877	22,685	N/A
December 2006	N/A	15.295	22,101	N/A
December 2006	N/A	15.362	21,657	N/A
January 2007	N/A	15.295	19,414	N/A
February 2007	N/A	15.485	21,671	N/A
March 2007	N/A	15.153	22,607	N/A
April 2007	N/A	15.523	21,058	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)                 Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)                                 Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2007

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2007

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2007